Share capital (Details) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	Dec. 18, 2024 USD ($) shares	Feb. 29, 2024 USD ($) shares	Jun. 30, 2026 GBP (£) Vote item shares	Jun. 30, 2025 GBP (£) shares	Jun. 30, 2024 GBP (£) shares	Jun. 30, 2026 $ / shares	Jun. 30, 2026 GBP (£) shares
Ordinary shares
Balance at the beginning | £			£ 56,000
Issue of shares | £				£ 79,985,000	£ 158,541,000
Balance at the end | £			£ 56,000	56,000
Number of class of ordinary shares | item			2
Number of class A shares to which one B share is convertible			1
Proportion of affirmative votes required for special resolutions			66.67%
Treasury shares | £				£ 21,305,000			£ 21,305,000
Trawlers Limited investment
Ordinary shares
Issue of shares | $	$ 100	$ 200
Ordinary shares
Number of shares
Balance at the beginning (in shares)			174,112,000	171,001,000
Balance at the end (in shares)			174,174,000	174,112,000	171,001,000
Ordinary shares
Balance at the beginning | £			£ 56,000	£ 55,000
Balance at the end | £			£ 56,000	£ 56,000	£ 55,000
Ordinary shares | INEOS Limited (now INEOS Services Limited) investment
Number of shares
Issue of shares (in shares)				3,030,000
Ordinary shares
Issue of shares | £				£ 1,000
Ordinary shares | Employee share-based compensation awards
Number of shares
Issue of shares (in shares)			62,000	81,000
Class A ordinary shares
Number of shares
Balance at the beginning (in shares)			57,763,582
Balance at the end (in shares)			57,826,116	57,763,582
Ordinary shares
Par value per ordinary share (in dollars per share) | $ / shares						$ 0.0005
Number of voting right per share | Vote			1
Number of shares held in treasury							1,682,896
Treasury shares | £							£ 21,305,000
Class A ordinary shares | Trawlers Limited investment
Number of shares
Issue of shares (in shares)	983,450	1,966,899
Class B ordinary shares
Number of shares
Balance at the beginning (in shares)			116,348,173
Balance at the end (in shares)			116,348,173	116,348,173
Ordinary shares
Par value per ordinary share (in dollars per share) | $ / shares						$ 0.0005
Number of voting right per share | Vote			10
Percentage of ordinary shares outstanding below which Class B shares will convert to Class A			10.00%
Percentage of voting power of shareholders			67.00%
Class B ordinary shares | Trawlers Limited investment
Number of shares
Issue of shares (in shares)	2,046,854	4,093,707